Average Annual Total Returns - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - Select Semiconductors Portfolio	Apr. 29, 2025
Select Semiconductors Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	43.51%
Past 5 years	30.60%
Past 10 years	25.99%
Select Semiconductors Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	42.21%
Past 5 years	28.28%
Past 10 years	22.75%
Select Semiconductors Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	26.70%
Past 5 years	24.58%
Past 10 years	20.67%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1508
Average Annual Return:
Past 1 year	37.03%
Past 5 years	30.57%
Past 10 years	25.27%